Consolidated Quarterly Sales and Earning (Losses) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Earnings per share for each quarter and the year are calculated individually and may not sum to the total for the year.

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,369.8	$1,404.5	$1,331.3	$1,464.8	$5,570.4
Operating profit	33.2	13.7	25.9	63.0	135.8
Net income (loss) attributable to AK Holding	(9.9)	(40.4)	(31.7)	35.2	(46.8)
Basic and diluted earnings (loss) per share	$(0.07)	$(0.30)	$(0.23)	$0.26	$(0.34)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,508.7	$1,538.4	$1,463.5	$1,423.1	$5,933.7
Operating profit (loss)	4.1	56.7	(12.0)	(176.9)	(128.1)
Net income (loss) attributable to AK Holding	(11.8)	(724.2)	(60.9)	(230.4)	(1,027.3)
Basic and diluted earnings (loss) per share	$(0.11)	$(6.55)	$(0.55)	$(1.89)	$(9.06)